COMMITMENTS AND CONTINGENCIES (Details) - Jun. 30, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating lease commitments
2022	¥ 3,213	$ 498
2023	2,696	418
2024	3,561	552
2025	4,425	685
2026	4,447	689
2027 and thereafter	8,988	1,392
Total	¥ 27,330	$ 4,234